SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

13.      SHAREHOLDERS’ EQUITY

In March 2023, the Company completed a redomicile merger, pursuant to which CASI Delaware merged with and into CASI Cayman, with CASI Cayman surviving the merger as the surviving company and successor issuer, and CASI Cayman’s ordinary shares continued trading on the Nasdaq Capital Market under the symbol “CASI.” CASI Cayman had 500 million of authorized ordinary shares, CASI Delaware had 250 million of authorized common stock at December 31, 2021. In connection with the Redomicile Merger, each share of the Company’s common stock will be converted into the right to receive one ordinary share of CASI Cayman, and CASI Cayman issued to each holder of such right that number of ordinary shares in CASI Cayman, par value $0.0001 per share. All of the repurchase program and sale agreements previously entered into by CASI Delaware was succeeded to CASI Cayman. The Company held 411,952 and 275,834 shares of ordinary shares in treasury at its acquisition cost at December 31, 2023 and 2022.

Reverse Stock Split

On June 1, 2022, CASI Delaware effectuated a reverse stock split of its Common Stock (the “Reverse Stock Split”) pursuant to an amendment to its Amended and Restated Certificate of Incorporation filed on May 26, 2022. Trading of the Common Stock on a reverse stock split-adjusted basis began at the opening of trading on the Nasdaq Capital Market on June 2, 2022. After the reverse stock split, each ten (10) shares of Common Stock issued and outstanding was combined into one (1) validly issued, fully paid and non-assessable share of Common Stock. The par value per share of the Common Stock remains the same. No fractional shares were issued in connection with the Reverse Stock Split. Shareholders who would otherwise be entitled to a fractional share of Common Stock were instead entitled to receive a proportional cash payment. The Reverse Stock Split did not reduce the total number of shares of Common Stock that CASI Delaware is authorized to issue, which remains 250,000,000 shares. In addition, proportionate adjustments was made to the per share exercise price and the number of shares issuable upon the exercise of all outstanding share options and warrants to purchase shares of Common Stock and the number of shares of Common Stock reserved for issuance pursuant to CASI Delaware’s equity incentive plans. Unless otherwise indicated, all share numbers in this report have been adjusted to reflect the Reverse Stock Split. Net loss per share was adjusted retrospectively.

Stock Repurchase Program

On December 15, 2021, the board of directors of CASI Delaware approved a stock repurchase program for the repurchase of up to $10 million of its Common Stock (and no more than 1,250,000 shares of its Common Stock) through open market purchases in compliance with Rule 10b-18 under the Securities Exchange Act of 1934 and through trading plans established pursuant to Rule 10b5-1 of the Securities Exchange Act from time to time. On December 17, 2021, CASI Delaware established a Rule 10b5-1 trading plan to carry out the stock repurchase, which was terminated on March 31, 2022, and as of the termination of the plan, CASI Delaware has repurchased 3,734,992 shares of Common Stock (among which 2,541,245 shares of Common Stock were retired, not adjusted to reflect the Reverse Stock Split) amounted to $3.0 million. On November 17, 2022, CASI Delaware established a new Rule 10b5-1 trading plan to carry out the stock repurchase, which was terminated on January 21, 2023, and as of the termination of the plan, CASI Delaware has repurchased 284,623 shares of Common Stock amounted to $0.5 million under the new plan, including 136,118 shares repurchased in January 2023.

March 2021 Underwritten Public Offering

On March 24, 2021, CASI Delaware closed an underwritten public offering of 15,853,658 shares of its common stock (not adjusted to reflect the Reverse Stock Split, the “Offering”) at a price to the public of $2.05 per share. The gross proceeds to CASI Delaware from the Offering were $32.5 million before deducting the underwriting discounts and commissions and offering expenses payable by CASI Delaware.

CASI Delaware is using the net proceeds of this offering for working capital and general corporate purposes, which include, but are not limited to advancing the Company’s product portfolio, acquiring the rights to new product candidates and general and administrative expenses.

Common Stock Sales Agreements

On October 29, 2021, CASI Delaware has entered into a Common Stock sales agreement (“Stock Sales Agreement”), with H.C. Wainwright & Co., LLC, relating to shares of Common Stock of the Company. In accordance with the terms of the sales agreement,

CASI Delaware may offer and sell shares of Common Stock in “at-the-market” transactions, subject to compliance with the terms and conditions of the Stock Sales Agreement, with an aggregate offering price of not more than $20,000,000. As of December 31, 2023, CASI Delaware had not offered or sold any shares of Common Stock under the sales agreement.

Stock Purchase Warrants

In history, CASI Delaware issued shares of its common stock with accompanying warrants to certain institutional investors, accredited investors and existing shareholders.

Stock purchase warrants activity for the years ended December 31, 2023, 2022 and 2021 is as follows:

	Number of	Weighted Average
	Warrants	Exercise Price
Outstanding at December 31, 2020	827,164	$45.8
Expired	(209,887)	$71.9
Outstanding at December 31, 2021	617,277	$36.9
Outstanding at December 31, 2022	617,277	$36.9
Expired	(617,277)	$36.9
Outstanding at December 31, 2023	—	$—